Stock-Based Compensation (Schedule of Assumptions Used to Estimate Fair Value of Stock Options And Warrants) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.31%	0.19%	0.63%
Risk-free interest rate, maximum	2.03%	1.84%	2.22%
Volatility, minimum	102.70%	127.00%	124.00%
Volatility, maximum	127.70%	140.00%	166.00%
Dividend yield	0.00%	0.00%	0.00%
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	1 year 6 months	1 year 7 months 6 days	2 years 7 months 6 days
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 1 month 6 days	6 years 7 days	10 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.20%
Risk-free interest rate, maximum	2.00%
Volatility, minimum	116.50%
Volatility, maximum	125.30%
Dividend yield	0.00%
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	4 years 3 months 18 days
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	7 years